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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                              Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended September 30, 1999
                                                     -------------------

          Check here if Amendment [ ]: Amendment Number: ____________

                       This Amendment (Check only one):

                             _  is a restatement.

                             _  adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:   David M. Knott
       ---------------
Address:   485 Underhill Boulevard
          ------------------------
           Suite 205
          ----------
           Syosset, NY  11791
          -------------------
Form 13F File Number: 28-

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:   David M. Knott
       ---------------
Title:   Investment Manager
         -------------------
Phone:   (516) 364-0303
         --------------

Signature, Place and Date of Signing:
/s/ David M. Knott
------------------
[Signature]

Syosset, New York
-----------------
[City, State]

November 11, 1999
-----------------
[Date]

Report Type (Check only one.):

X 13F     HOLDINGS REPORT. (Check here if all holdings of this reporting manager
_
          are reported in this report.)

_ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

_ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:
        0
       ---
Form 13F Information Table Entry Total:
        109
       ----
Form 13F Information Table Value Total:
     $  327,908 (thousands)
      ---------
List of Other Included Managers:  NONE

                                                       Form 13F Information Table

------------------------------------------------------------------------------------------------------------------------------------
         Column 1            Column 2     Column 3      Column 4     Column 5               Column 6    Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
      Name of Issuer         Title of     CUSIP          Value       Shrs or  SH/PRN  Put/  Investment   Other      Voting Authority
                                                                                                                  ------------------
                              Class                       ($)        prn amt          Call  discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
4 Kids Entertainment         Common       350865101       262,500       8,400    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
4 Kids Entertainment         Common       350865101       362,500      11,600    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Ackerly Group Inc.           Common       004527107     1,636,331     132,900    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Ackerly Group Inc.           Common       004527107     1,504,588     122,200    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
AgriBiotech Inc.             Common       008494106     1,154,969     284,300    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
AgriBiotech Inc.             Common       008494106       481,000     118,400    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
AHT Corporation              Common       00130R103       351,366     120,900    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
AHT Corporation              Common       00130R103       211,862      72,900    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
AK Steel Holding             Common       001547108       193,450      10,600    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
AK Steel Holding             Common       001547108       262,800      14,400    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Amazon.com Inc.              Common       023135106       959,250      12,000    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Amazon.com Inc.              Common       023135106       719,437       9,000    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
American Express             Common       025816109    10,071,000      74,600    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
American Express             Common       025816109     7,924,500      58,700    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
American Int'l Group Inc.    Common       026874107    21,951,719     252,500    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
American Int'l Group Inc.    Common       026874107    17,244,748     198,358    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
Aristotle Corp.              Common       040448201        17,745       3,380    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Aviation Sales               Common       053672101       252,700      13,300    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Bank of NY Inc.              Common       064057102    24,476,250     732,000    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Bank of NY Inc.              Common       064057102    18,233,469     545,300    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc.      Common       084670207       733,120         395    SH          DEFINED              X
 Cl. B
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.      Common       165167107     1,217,912     314,300    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.      Common       165167107         4,650       1,200    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------

                                                       Form 13F Information Table

------------------------------------------------------------------------------------------------------------------------------------
         Column 1            Column 2     Column 3      Column 4     Column 5               Column 6    Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
      Name of Issuer         Title of     CUSIP          Value       Shrs or  SH/PRN  Put/  Investment   Other      Voting Authority
                                                                                                                  ------------------
                              Class                       ($)        prn amt          Call  discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
CNB Bancshares Inc.          Common       126126101       120,098       2,266    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
CNB Bancshares Inc.          Common       126126101       914,356      17,252    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co.                Common       191216100     1,302,750      27,000    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Labs Inc.           Common       197779101     6,510,000     868,000    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Labs Inc.           Common       197779101       720,750      96,100    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
Computer Learning Centers    Common       205199102        70,062      19,000    SH            SOLE               X
 Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Delphi Automotive Systems    Common       247126105       647,319      40,300    SH            SOLE               X
 Corp.
-----------------------------------------------------------------------------------------------------------------------------------
Delphi Automotive Systems    Common       247126105       475,450      29,600    SH          DEFINED              X
 Corp.
-----------------------------------------------------------------------------------------------------------------------------------
EBay Inc.                    Common       278642103     4,739,700      33,600    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
EBay Inc.                    Common       278642103     2,666,081      18,900    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
Eclipse Surgical Tech Inc.   Common       278849104     3,085,500     187,000    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Eclipse Surgical Tech Inc.   Common       278849104       730,290      44,260    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
Fifth Third  Bancorp         Common       316773100     8,181,172     134,462    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
Fifth Third  Bancorp         Common       316773100    12,047,063     198,000    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Fila Holding SPA             Common       316850106        40,000       3,200    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
Fila Holding SPA             Common       316850106       210,000      16,800    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
First Keystone Financial     Common       320655103       768,825      61,200    SH          DEFINED              X
 Inc.
-----------------------------------------------------------------------------------------------------------------------------------
First Keystone Financial     Common       320655103     1,065,300      84,800    SH            SOLE               X
 Inc.
-----------------------------------------------------------------------------------------------------------------------------------
First Security Corp.         Common       336294103     1,971,466      82,900    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
First Security Corp.         Common       336294103     1,371,203      57,659    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
Firstar Corp.                Common       33763V109    11,365,482     443,531    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
Firstar Corp.                Common       33763V109    14,862,500     580,000    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Frontier Airlines Inc.       Common       359065109     2,329,400     245,200    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Frontier Airlines Inc.       Common       359065109     1,700,500     179,000    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
Gartner Group                Common       366651107       768,000      48,000    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------

                                                       Form 13F Information Table

------------------------------------------------------------------------------------------------------------------------------------
         Column 1            Column 2     Column 3      Column 4     Column 5               Column 6    Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
      Name of Issuer         Title of     CUSIP          Value       Shrs or  SH/PRN  Put/  Investment   Other      Voting Authority
                                                                                                                  ------------------
                              Class                       ($)        prn amt          Call  discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Gartner Group                Common       366651107       601,600      37,600    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
Goldenstar Resources         Warrants     38119T148        54,080     270,400         Call     SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Goldenstar Resources         Warrants     38119T148        41,920     209,600         Call   DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
Goldenstar Resources         Convertible  38119TAAZ     1,048,000   1,048,000   PRN          DEFINED              X
                             Debentures
-----------------------------------------------------------------------------------------------------------------------------------
Goldenstar Resources         Convertible  38119TAAZ     1,352,000   1,352,000   PRN            SOLE               X
                             Debentures
-----------------------------------------------------------------------------------------------------------------------------------
Hollinger International      Common       435569108     6,327,000     532,800    SH            SOLE               X
 Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Hollinger International      Common       435569108     4,581,375     385,800    SH          DEFINED              X
 Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Homestead Bancorp. Inc.      Common       437698103       393,750      52,500    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
Homestead Bancorp. Inc.      Common       437698103       480,000      64,000    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Household Int'l Inc.         Common       441815107     7,639,800     190,400    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Household Int'l Inc.         Common       441815107     5,918,437     147,500    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
IDT Corp.                    Common       448947101       265,906      12,700    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
IDT Corp.                    Common       448947101       958,937      45,800    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Igen International Inc.      Common       449536101       603,487      24,200    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
JCC Holding Co.              Common       46611Q205     1,995,500     245,600    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
JCC Holding Co.              Common       46611Q205     1,466,562     180,500    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
JeffBanks Inc.               Common       472317106       619,686      21,461    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Labor Ready Inc.             Common       505401208       175,087      17,400    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Maxxam Inc.                  Common       577913106     7,737,075     150,600    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
Maxxam Inc.                  Common       577913106     9,504,375     185,000    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical       Common       584690309       128,250       4,500    SH            SOLE               X
 Corp.
-----------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical       Common       584690309        85,500       3,000    SH          DEFINED              X
 Corp.
-----------------------------------------------------------------------------------------------------------------------------------

                                                       Form 13F Information Table

------------------------------------------------------------------------------------------------------------------------------------
         Column 1            Column 2     Column 3      Column 4     Column 5               Column 6    Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
      Name of Issuer         Title of     CUSIP          Value       Shrs or  SH/PRN  Put/  Investment   Other      Voting Authority
                                                                                                                  ------------------
                              Class                       ($)        prn amt          Call  discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Mesa Air Group Inc.          Common       590479101       525,525      85,800    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Mesa Air Group Inc.          Common       590479101       408,537      66,700    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
Net 2 Phone Inc.             Common       64108N106       307,537       5,900    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Net 2 Phone Inc.             Common       64108N106       213,712       4,100    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
Oneida Ltd.                  Common       682505102     2,071,687      87,000    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Oneida Ltd.                  Common       682505102     1,512,093      63,500    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
Onsale Inc.                  Common       682838107       123,987       9,100    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
Onsale Inc.                  Common       682838107       284,762      20,900    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Picturetel Corp.             Common       720035302     1,047,625     246,500    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Picturetel Corp.             Common       720035302       781,575     183,900    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
PLC Systems Inc.             Common       69341D104       135,150      40,800    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
PYR Energy Corp.             Common       693677106       552,343     126,250    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
PYR Energy Corp.             Common       693677106       678,125     155,000    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Rehabilicare Inc.            Common       758944102       692,000     173,000    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Rehabilicare Inc.            Common       758944102       508,000     127,000    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
Splash Technology Holdings   Common       848623104       463,050      75,600    SH            SOLE               X
 Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Splash Technology Holdings   Common       848623104       363,825      59,400    SH          DEFINED              X
 Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.           Common       861642106     3,651,600      71,600    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.           Common       861642106     2,361,300      46,300    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
TCSI Corp.                   Common       87233R106       427,969     273,900    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
TCSI Corp.                   Common       87233R106       552,031     353,300    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Triton Energy Corp.          Common       G90751101         4,219         300    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
Triton Energy Corp.          Common       G90751101     1,434,375     102,000    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
US Home Corp.                Common       911920106     1,157,000      41,600    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------

                                                       Form 13F Information Table

------------------------------------------------------------------------------------------------------------------------------------
         Column 1            Column 2     Column 3      Column 4     Column 5               Column 6    Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
      Name of Issuer         Title of     CUSIP          Value       Shrs or  SH/PRN  Put/  Investment   Other      Voting Authority
                                                                                                                  ------------------
                              Class                       ($)        prn amt          Call  discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
US Home Corp.                Common       911920106     1,596,437      57,400    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Valassis Communications Co.  Common       918866104     4,481,625     102,000    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Valassis Communications Co.  Common       918866104     3,482,046      79,250    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
Value Line Inc.              Common       920437100       551,025      15,800    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Value Line Inc.              Common       920437100       219,712       6,300    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
Vialog Corp.                 Common       92552X106       148,625      41,000    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Vialog Corp.                 Common       92552X106        40,237      11,100    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.               Common       929771103     7,029,075      89,400    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.               Common       929771103     8,648,750     110,000    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.            Common       949746101    16,801,000     424,000    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.            Common       949746101    13,060,400     329,600    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
Zions Bancorp                Common       989701107     4,553,435      82,602    SH          DEFINED              X
-----------------------------------------------------------------------------------------------------------------------------------
Zions Bancorp                Common       989701107     6,138,610     111,358    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
Zonagen Inc.                 Common       98975L108        12,925       4,400    SH          DEFINED              X
----------------------------------------------------------------------------------------------------------------------------------
Zonagen Inc.                 Common       98975L108        16,450       5,600    SH            SOLE               X
-----------------------------------------------------------------------------------------------------------------------------------
                             GRAND         TOTAL:    $327,907,839
-----------------------------------------------------------------------------------------------------------------------------------